PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited)
1
Voya Multi-Manager Mid Cap
Value Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.1%
Communication Services : 0.7%
446
(1)
Charter
Communications, Inc.
- Class A
$ 155,003
0.1
787
Electronic Arts, Inc.
119,482
0.1
2,385
Fox Corp. - Class A
98,667
0.1
4,531
(1)
Frontier
Communications
Parent, Inc.
130,493
0.1
2,179  Interpublic Group of
Cos., Inc.
71,057
0.0
2,853
(1)
Liberty Global Ltd.
- Class C
56,119
0.0
2,290  New York Times Co.
- Class A
125,790
0.1
3,277
News Corp. - Class A
92,837
0.1
320  Nexstar Media Group,
Inc.
54,682
0.0
2,032
Omnicom Group, Inc.
204,074
0.1
1,108,204
0.7
Consumer Discretionary : 11.4%
1,237  Advance Auto Parts,
Inc.
56,048
0.0
16,900
(1)
Aptiv PLC
1,208,857
0.7
2,349
Aramark
86,044
0.1
2,182
Best Buy Co., Inc.
219,073
0.1
61,829
BorgWarner, Inc.
2,106,514
1.3
910
Carter's, Inc.
59,969
0.0
1,073  Columbia Sportswear
Co.
86,623
0.1
1,847
D.R. Horton, Inc.
348,640
0.2
10,625  Darden Restaurants,
Inc.
1,680,344
1.0
483  Dick's Sporting Goods,
Inc.
114,452
0.1
748
Dollar General Corp.
62,062
0.0
1,443
(1)
Dollar Tree, Inc.
121,919
0.1
175
Domino's Pizza, Inc.
72,487
0.0
35,940
eBay, Inc.
2,124,054
1.3
394
(1)
Floor & Decor
Holdings, Inc. - Class A
44,301
0.0
1,279
Garmin Ltd.
234,428
0.1
6,309
Gentex Corp.
197,661
0.1
1,205
Genuine Parts Co.
172,628
0.1
607
(1)
Grand Canyon
Education, Inc.
88,021
0.1
5,785
H&R Block, Inc.
366,248
0.2
1,739
Harley-Davidson, Inc.
65,108
0.0
3,933  Hilton Worldwide
Holdings, Inc.
863,844
0.5
579
Lear Corp.
67,540
0.0
1,699
Lennar Corp. - Class A
309,320
0.2
1,306
LKQ Corp.
54,317
0.0
4,345
(1)
Mattel, Inc.
82,468
0.1
35
(1)
NVR, Inc.
321,036
0.2
588
(1)
Ollie's Bargain Outlet
Holdings, Inc.
52,661
0.0
3,301
PulteGroup, Inc.
434,577
0.3
583
PVH Corp.
57,536
0.0
6,673
Ralph Lauren Corp.
1,142,818
0.7
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
14,052
Ross Stores, Inc.
$ 2,116,372
1.3
963  Service Corp.
International
75,374
0.1
2,876
(1)
Skechers USA, Inc.
- Class A
196,949
0.1
2,002
Tapestry, Inc.
82,022
0.1
14,600
Target Corp.
2,242,852
1.4
1,260
Toll Brothers, Inc.
181,528
0.1
244
(1)
TopBuild Corp.
95,897
0.1
442
Williams-Sonoma, Inc.
59,374
0.0
6,700
Yum! Brands, Inc.
903,964
0.6
18,855,930
11.4
Consumer Staples : 5.0%
4,899  Albertsons Cos., Inc.
- Class A
96,118
0.1
6,819  Archer-Daniels-
Midland Co.
415,891
0.3
2,063
(1)
BellRing Brands, Inc.
115,384
0.1
30,954
(1)
BJ's Wholesale Club
Holdings, Inc.
2,475,082
1.5
1,946
Bunge Global SA
197,286
0.1
1,729
Campbell Soup Co.
85,966
0.1
1,445  Casey's General
Stores, Inc.
523,538
0.3
1,224  Church & Dwight Co.,
Inc.
124,701
0.1
148  Coca-Cola
Consolidated, Inc.
198,675
0.1
3,155
Flowers Foods, Inc.
73,322
0.0
1,080
General Mills, Inc.
78,073
0.0
2,764
(1)
Grocery Outlet Holding
Corp.
52,350
0.0
2,446
Ingredion, Inc.
328,522
0.2
1,686
Kellogg Co.
135,908
0.1
7,028
Kroger Co.
373,960
0.2
1,504  Molson Coors
Beverage Co. - Class
B
81,171
0.0
892
(1)
Post Holdings, Inc.
103,267
0.1
761
Sysco Corp.
59,335
0.0
4,000  Tyson Foods, Inc.
- Class A
257,240
0.2
43,236
(1)
US Foods Holding
Corp.
2,560,004
1.5
8,335,793
5.0
Energy : 4.5%
62,610
Baker Hughes Co.
2,201,993
1.3
1,965  Chesapeake Energy
Corp.
146,373
0.1
7,200
Chord Energy Corp.
1,068,696
0.6
78,224
Coterra Energy, Inc.
1,903,190
1.2
36,400
Devon Energy Corp.
1,629,992
1.0
1,466
DT Midstream, Inc.
115,213
0.1
2,093
HF Sinclair Corp.
102,850
0.1
3,075
Kinder Morgan, Inc.
66,328
0.0
2,165
Marathon Oil Corp.
62,027
0.0

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)

Voya Multi-Manager Mid Cap
Value Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
2,536
Williams Cos., Inc.
$ 116,073
0.1
7,412,735
4.5
Financials : 16.0%
1,161  Affiliated Managers
Group, Inc.
201,817
0.1
1,486
Aflac, Inc.
163,995
0.1
15,386  American Financial
Group, Inc.
2,055,877
1.2
6,231
(1)
Arch Capital Group
Ltd.
704,664
0.4
585
Assurant, Inc.
114,865
0 .1
1,463
Assured Guaranty Ltd.
117,157
0.1
909  Axis Capital Holdings
Ltd.
72,611
0.0
28,982  Bank of New York
Mellon Corp.
1,977,152
1.2
1,336
Bank OZK
57,916
0.0
957
Brown & Brown, Inc.
100,609
0 .1
1,817  Cboe Global Markets,
Inc.
373,212
0.2
2,970  Cincinnati Financial
Corp.
406,979
0.2
1,313  Citizens Financial
Group, Inc.
56,525
0.0
404  Discover Financial
Services
56,039
0.0
950  East West Bancorp,
Inc.
79,867
0.1
661  Evercore, Inc. - Class
A
162,434
0.1
1,014
Everest Re Group Ltd.
397,731
0.2
221  FactSet Research
Systems, Inc.
93,448
0.1
35,002  Fidelity National
Financial, Inc.
2,063,718
1.2
1,607
Fifth Third Bancorp
68,603
0.0
113  First Citizens
BancShares, Inc.
- Class A
229,469
0.1
13,898
Global Payments, Inc.
1,542,817
0.9
2,025
Globe Life, Inc.
212,726
0.1
21,610  Hartford Financial
Services Group, Inc.
2,508,921
1.5
1,098
Houlihan Lokey, Inc.
171,969
0.1
83,820  Huntington
Bancshares, Inc.
1,254,785
0.8
655  Interactive Brokers
Group, Inc. - Class A
84,423
0.1
3,237  Janus Henderson
Group PLC
121,744
0.1
1,885
Loews Corp.
154,457
0.1
557
M&T Bank Corp.
95,865
0.1
162
(1)
Markel Corp.
259,310
0.2
10,602  MGIC Investment
Corp.
269,609
0.2
995
Nasdaq, Inc.
71,720
0.0
54,992  Old Republic
International Corp.
1,972,563
1.2
516
Primerica, Inc.
135,827
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
23,700  Prosperity Bancshares,
Inc.
$ 1,743,846
1.1
451  Prudential Financial,
Inc.
54,643
0.0
2,884  Regions Financial
Corp.
67,543
0.0
467  Reinsurance Group of
America, Inc.
103,095
0.1
2,043  RenaissanceRe
Holdings Ltd.
520,536
0.3
4,361
Rithm Capital Corp.
52,070
0.0
644
RLI Corp.
99,240
0.1
1,816
SEI Investments Co.
122,816
0.1
5,793
Synchrony Financial
291,156
0.2
14,023  T. Rowe Price Group,
Inc.
1,486,999
0.9
635  Tradeweb Markets,
Inc. - Class A
75,082
0.0
1,484
Unum Group
82,347
0.1
11,723
W.R. Berkley Corp.
699,863
0.4
9,635  Willis Towers Watson
PLC
2,814,480
1.7
26,625,140
16.0
Health Care : 8.6%
10,780  Agilent Technologies,
Inc.
1,540,678
0.9
2,515
Cardinal Health, Inc.
283,491
0.2
6,324
(1)
Centene Corp.
498,521
0.3
114
Chemed Corp.
66,823
0.0
18,175
(1)
Cooper Cos., Inc.
1,921,643
1.2
1,603  Encompass Health
Corp.
149,159
0.1
1,805  GE HealthCare
Technologies, Inc.
153,100
0.1
22,100
(1)
Hologic, Inc.
1,795,404
1.1
1,056
Humana, Inc.
374,320
0.2
4,650
(1)
ICON PLC
1,497,579
0.9
526
(1)
Jazz Pharmaceuticals
PLC
61,006
0.0
691
Labcorp Holdings, Inc.
158,854
0.1
47
(1)
Mettler-Toledo
International, Inc.
67,637
0.0
337
(1)
Molina Healthcare, Inc.
117,879
0.1
2,223
Organon & Co.
49,684
0.0
17,612
Quest Diagnostics, Inc.
2,764,556
1.7
3,855
(1)
Solventum Corp.
247,144
0.2
249
STERIS PLC
60,034
0.0
846
(1)
United Therapeutics
Corp.
307,563
0.2
825  Universal Health
Services, Inc. - Class B
196,325
0.1
14,000
Viatris, Inc.
169,120
0.1
15,000  Zimmer Biomet
Holdings, Inc.
1,731,900
1.1
14,212,420
8.6
Industrials : 20.8%
2,791
A.O. Smith Corp.
233,663
0.1
804
Acuity Brands, Inc.
204,779
0.1

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)

Voya Multi-Manager Mid Cap
Value Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
958
AECOM
$ 95,934
0.1
14,800
AGCO Corp.
1,347,392
0.8
839
Allegion PLC
116,487
0.1
4,550  Allison Transmission
Holdings, Inc.
422,012
0.3
417
AMETEK, Inc.
71,328
0.0
629  Armstrong World
Industries, Inc.
79,732
0.0
526
(1)
Builders FirstSource,
Inc.
91,524
0.1
872  BWX Technologies,
Inc.
89,816
0.1
284
(1)
CACI International, Inc.
- Class A
138,626
0.1
472
Carlisle Cos., Inc.
200,034
0.1
18,000
Carrier Global Corp.
1,310,040
0.8
335
(1)
Clean Harbors, Inc.
82,376
0.0
2,255
(1)
Core & Main, Inc.
- Class A
108,308
0.1
892
Crane Co.
141,275
0.1
1,314
Cummins, Inc.
411,085
0.2
545
Curtiss-Wright Corp.
172,144
0.1
3,325
Delta Air Lines, Inc.
141,279
0.1
2,224
Donaldson Co., Inc.
161,752
0.1
710
Dover Corp.
132,081
0.1
555
EMCOR Group, Inc.
218,148
0.1
726
Esab Corp.
76,208
0.0
908  Expeditors
International of
Washington, Inc.
112,056
0.1
2,288  Ferguson Enterprises,
Inc.
470,664
0.3
1,822
Flowserve Corp.
90,881
0.1
1,164
Fortive Corp.
86,602
0.1
894  Fortune Brands
Innovations, Inc.
70,993
0.0
9,285
(1)
FTI Consulting, Inc.
2,119,858
1.3
3,420
(1)
Gates Industrial Corp.
PLC
62,107
0.0
38,900
Genpact Ltd.
1,526,047
0.9
1,002
Graco, Inc.
83,517
0.0
775  Howmet Aerospace,
Inc.
74,911
0.0
1,659
Hubbell, Inc.
663,467
0.4
1,022  Huntington Ingalls
Industries, Inc.
288,991
0.2
411
IDEX Corp.
84,863
0.1
1,294
Ingersoll Rand, Inc.
118,336
0.1
1,693
ITT, Inc.
235,699
0.1
1,743
Jacobs Solutions, Inc.
262,984
0.2
10,715  JB Hunt Transport
Services, Inc.
1,855,838
1.1
946
(1)
Kirby Corp.
113,444
0.1
32,700  Knight-Swift
Transportation
Holdings, Inc.
1,712,826
1.0
227  L3Harris Technologies,
Inc.
53,724
0.0
7,808
Landstar System, Inc.
1,425,428
0.9
12,637
Leidos Holdings, Inc.
2,003,091
1.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
4,867  Lincoln Electric
Holdings, Inc.
$ 942,300
0.6
17,510
ManpowerGroup, Inc.
1,294,339
0.8
3,967
Masco Corp.
315,615
0.2
448
(1)
MasTec, Inc.
50,682
0.0
4,042  MDU Resources
Group, Inc.
103,839
0.1
13,500
(1)
Middleby Corp.
1,898,370
1.1
845  MSC Industrial Direct
Co., Inc. - Class A
69,493
0.0
209
Nordson Corp.
53,621
0.0
971
nVent Electric PLC
65,989
0.0
2,016
Oshkosh Corp.
217,547
0.1
1,165
Otis Worldwide Corp.
110,314
0.1
2,064
Owens Corning
348,259
0.2
856
(1)
Parsons Corp.
81,714
0.0
1,658
Pentair PLC
147,048
0.1
327
Quanta Services, Inc.
89,968
0.1
8,400
Regal Rexnord Corp.
1,409,604
0.8
3,825
Republic Services, Inc.
796,403
0.5
1,660  Robert Half
International, Inc.
104,032
0.1
429  Rockwell Automation,
Inc.
116,701
0.1
1,147
Ryder System, Inc.
166,590
0.1
1,010  Science Applications
International Corp.
131,896
0.1
996  Simpson
Manufacturing Co., Inc.
182,328
0.1
1,090
Snap-on, Inc.
309,277
0.2
4,918
Southwest Airlines Co.
142,229
0.1
295
Tetra Tech, Inc.
70,133
0.0
26,684
Textron, Inc.
2,433,581
1.5
6,000
Toro Co.
555,600
0.3
13,600
TransUnion
1,316,616
0.8
154
United Rentals, Inc.
114,154
0.1
4,828
Vestis Corp.
67,930
0.0
378
Watsco, Inc.
179,709
0.1
806  Westinghouse Air
Brake Technologies
Corp.
136,673
0.1
426
Woodward, Inc.
70,993
0.0
6,800
Xylem, Inc.
935,204
0.6
34,591,101
20.8
Information Technology : 8.2%
16,578
(1)
Akamai Technologies,
Inc.
1,688,303
1.0
858
Amdocs Ltd.
74,620
0.1
212
CDW Corp.
47,836
0.0
1,235
(1)
Ciena Corp.
71,198
0.0
742
(1)
Cirrus Logic, Inc.
108,102
0.1
2,595  Cognizant Technology
Solutions Corp. - Class
A
201,813
0.1
4,355
(1)
Dropbox, Inc. - Class A
109,485
0.1
612
(1)
Euronet Worldwide,
Inc.
66,041
0.0
837
(1)
F5, Inc.
170,037
0.1
28,800
(1)
Flex Ltd.
935,712
0.6

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)

Voya Multi-Manager Mid Cap
Value Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
4,457
Gen Digital, Inc.
$ 117,932
0.1
6,725
(1)
Globant SA
1,360,064
0.8
6,497  Hewlett Packard
Enterprise Co.
125,847
0.1
1,840
HP, Inc.
66,571
0.0
2,171
Jabil, Inc.
237,247
0.1
501  Jack Henry &
Associates, Inc.
86,688
0.1
1,561
Juniper Networks, Inc.
60,692
0.0
1,264
(1)
Keysight Technologies,
Inc.
194,808
0.1
496  Microchip Technology,
Inc.
40,751
0.0
13,400
MKS Instruments, Inc.
1,597,682
1.0
2,950  Motorola Solutions,
Inc.
1,304,018
0.8
892
NetApp, Inc.
107,682
0.1
16,600
(1)
ON Semiconductor
Corp.
1,292,642
0.8
747
Paychex, Inc.
98,006
0.1
586
(1)
Qorvo, Inc.
67,912
0.0
1,628  Skyworks Solutions,
Inc.
178,413
0.1
969
TD SYNNEX Corp.
117,656
0.1
139
(1)
Teledyne Technologies,
Inc.
60,159
0.0
23,600
(1)
Trimble, Inc.
1,337,884
0.8
2,079
Vontier Corp.
72,827
0.0
15,866
Western Union Co.
193,565
0.1
4,225
(1)
Zebra Technologies
Corp. - Class A
1,459,230
0.9
13,651,423
8.2
Materials : 11.6%
10,275
Amcor PLC
117,546
0.1
11,042
AptarGroup, Inc.
1,691,524
1.0
6,363
Avery Dennison Corp.
1,411,632
0.9
48,000
(1)
Axalta Coating
Systems Ltd.
1,752,000
1.1
1,333
Ball Corp.
85,059
0.1
855  Berry Global Group,
Inc.
58,875
0.0
1,361
Celanese Corp.
177,747
0.1
17,857  CF Industries
Holdings, Inc.
1,483,738
0.9
27,697
Crown Holdings, Inc.
2,504,086
1.5
1,478
Dow, Inc.
79,191
0.0
1,209  DuPont de Nemours,
Inc.
101,858
0.1
221
Eagle Materials, Inc.
56,963
0.0
1,454
Eastman Chemical Co.
148,846
0.1
16,600
Franco-Nevada Corp.
2,027,690
1.2
3,453  Graphic Packaging
Holding Co.
103,348
0.1
4,445
International Paper Co.
215,227
0.1
932  LyondellBasell
Industries NV - Class A
91,988
0.1
215  Martin Marietta
Materials, Inc.
114,844
0.1
395
NewMarket Corp.
226,639
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
1,676
Nucor Corp.
$ 254,601
0.2
11,209  Packaging Corp. of
America
2,348,734
1.4
433
PPG Industries, Inc.
56,173
0.0
923  Reliance Steel &
Aluminum Co.
264,578
0.2
541
Royal Gold, Inc.
75,832
0.0
14,758
RPM International, Inc.
1,715,618
1.0
1,093
Sonoco Products Co.
61,831
0.0
1,949
Steel Dynamics, Inc.
232,925
0.1
306
Vulcan Materials Co.
75,034
0.0
12,350
Westlake Corp.
1,796,184
1.1
19,330,311
11.6
Real Estate : 8.0%
15,400  Alexandria Real Estate
Equities, Inc.
1,841,378
1.1
332  AvalonBay
Communities, Inc.
74,942
0.1
18,100
Camden Property Trust
2,266,120
1.4
1,405
(1)
CBRE Group, Inc.
- Class A
161,772
0.1
1,889
CubeSmart
97,907
0.1
19,600  Equity LifeStyle
Properties, Inc.
1,425,116
0.9
870
Equity Residential
65,146
0.0
210  Essex Property Trust,
Inc.
63,376
0.0
317  Extra Space Storage,
Inc.
56,109
0.0
7,818  Host Hotels & Resorts,
Inc.
138,378
0.1
17,709  Lamar Advertising Co.
- Class A
2,227,438
1.4
10,600
(1)
Lineage, Inc.
889,340
0.5
58,788  National Retail
Properties, Inc.
2,762,448
1.7
3,950  SBA Communications
Corp.
895,307
0.5
312  Simon Property Group,
Inc.
52,213
0.0
2,391
VICI Properties, Inc.
80,051
0.1
1,831
Weyerhaeuser Co.
55,827
0.0
854
WP Carey, Inc.
51,257
0.0
13,204,125
8.0
Utilities : 4.3%
3,205
AES Corp.
54,902
0.0
52,470
Alliant Energy Corp.
3,057,427
1.8
793
Ameren Corp.
65,430
0.0
1,642
Atmos Energy Corp.
214,675
0.1
4,492  CenterPoint Energy,
Inc.
122,632
0.1
1,869
CMS Energy Corp.
126,830
0.1
1,273  Consolidated Edison,
Inc.
129,286
0.1
697
DTE Energy Co.
87,139
0.0
1,643
Edison International
142,990
0.1
2,308
Entergy Corp.
278,553
0.2
1,587
Evergy, Inc.
93,855
0.1

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)

Voya Multi-Manager Mid Cap
Value Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
2,395
Exelon Corp.
$ 91,226
0.1
2,043
FirstEnergy Corp.
89,729
0.0
2,557
National Fuel Gas Co.
152,806
0.1
4,380
NiSource, Inc.
144,803
0.1
1,359
NRG Energy, Inc.
115,529
0.1
2,838
OGE Energy Corp.
112,271
0.1
902  Pinnacle West Capital
Corp.
78,943
0.0
3,972
PPL Corp.
126,746
0.1
2,858  Public Service
Enterprise Group, Inc.
230,783
0.1
975  WEC Energy Group,
Inc.
90,704
0.1
24,244
Xcel Energy, Inc.
1,484,460
0.9
7,091,719
4.3
Total Common Stock
(Cost $145,688,613)
164,418,901
99.1
EXCHANGE-TRADED FUNDS : 0.0%
330  iShares Russell Mid-
Cap ETF
28,578
0.0
Total Exchange-Traded
Funds
(Cost $27,010)
28,578
0.0
OTHER
(2)
: —%
Communication Services : —%
1,308
(3)(4)
GCI Liberty, Inc. -
Class A
—
—
Total Other
(Cost $—)
—
—
Total Long-Term
Investments
(Cost $145,715,623)
164,447,479
99.1
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.9%
Mutual Funds : 0.9%
1,508,219
(5)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.190%
(Cost $1,508,219) $ 1,508,219 0.9
Total Short-Term
Investments
(Cost $1,508,219)
1,508,219
0.9
Total Investments in
Securities
(Cost $147,223,842) $ 165,955,698 100.0
Assets in Excess of
Other Liabilities 82,154 0.0
Net Assets $ 166,037,852 100.0
(1)
Non-income producing security.
(2)
Represents an escrow position for future entitlements, if any, on the stock. The escrow position was received as part of a settlement agreement. These holdings are non-income producing.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Restricted security as to resale, excluding Rule 144A securities. As of August 31, 2024, the Fund held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)
Rate shown is the 7-day yield as of August 31, 2024.

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)

Voya Multi-Manager Mid Cap
Value Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2024
Asset Table
Investments, at fair value
Common Stock* $ 164,418,901 $ — $ — $ 164,418,901
Exchange-Traded Funds 28,578 — — 28,578
Short-Term Investments 1,508,219 — — 1,508,219
Total Investments, at fair value $ 165,955,698 $ — $ — $ 165,955,698
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Financial, Inc.
$ 47,388 $ — $ (46,153) $ (1,235) $ — $ — $ (1,685) $ —
$ 47,388 $ — $ (46,153) $ (1,235) $ — $ — $ (1,685) $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At August 31, 2024, Voya Multi-Manager Mid Cap Value Fund held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
GCI Liberty, Inc. - Class A 5/23/2023 $ — $ —
$ — $ —
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 21,655,758
Gross Unrealized Depreciation (2,923,902)
Net Unrealized Appreciation $ 18,731,856